Investment property (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Investment Property

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Cost
At January 1	32,944	33,972	4,795
Translation difference	1,028	968	137

At December 31	33,972	34,940	4,932

Accumulated depreciation
At January 1	25,510	27,207	3,840
Charge for the year	884	380	54
Translation difference	813	801	113

At December 31	27,207	28,388	4,007

Net carrying amount	6,765	6,552	925

Fair value	10,886	11,419	1,612

Consolidated statements of profit or loss:
Rental income from an investment property	437	375	53
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(314)	(294)	(41)

Summary of Fair Value Measurement of Investment Property
The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement

2019	Market comparison and cost method	Comparable price: - RMB 166 to RMB 440 (US$23 to US$62) per square foot	The estimated fair value increases with higher comparable price

2018	Market comparison and cost method	Comparable price: - RMB 156 to RMB 428 per square foot	The estimated fair value increases with higher comparable price